Offerings - Offering: 1	Nov. 12, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit | $ / shares	2.72
Maximum Aggregate Offering Price	$ 13,600,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,878.16
Offering Note	Amount to be registered consists of 5,000,000 shares of common stock, par value $0.01 (“Common Stock”), of Kopin Corporation to be issued under the Kopin Corporation 2020 Equity Incentive Plan (the “Plan”).Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional shares of Common Stock that may be offered or issued in respect of the shares identified in the above table by reason of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on November 11, 2025.